Note Transfers of financial assets and servicing rights (Key economic assumptions used in measuring the SR retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subs) (Detail) - Residential Mortgage
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	8.60%	6.10%
Weighted average life (in years)	7 years 1 month	16 years 5 months
Discount rate (annual rate)	11.10%	10.80%